As filed with the Securities and Exchange Commission on March 1, 1999

                              Registration No. :      333-26223
                                        File No:      811-8199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _______ [ ]
                    Post-Effective Amendment No. __4__ [ X ]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 6 [ X ]

                           MONUMENT SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                  4847 Cordell Avenue, Suite 290, Bethesda, Maryland 20814
                    (address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code: 301-215-7550

                                 DAVID A. KUGLER
                                    President
                         The Monument Funds Group, Inc.
                         4847 Cordell Avenue, Suite 290
                             Laurel, Maryland 20814
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. It is proposed that this filing will become effective: (check appropriate box)

________ on _____  pursuant  to  paragraph  (a)(1) of Rule 485
____X___ 60 days after  filing  pursuant to  paragraph  (a)(1) of Rule 485
________ 75 days after filing  pursuant to  paragraph  (a)(2) of Rule 485
________ on _____ days after filing pursuant to paragraph (a)(2) of Rule 485
________ immediately upon filing pursuant to paragraph (b) of Rule 485
 ________ on _____  pursuant to (b) of Rule 485

                                TABLE OF CONTENTS

This filing of a post-effective amendment to the Registrant's registration statement on Form N-1A consists of the following:

1. Part A revising the prospectus of the Monument Internet Fund; Monument Washington Regional Growth Fund and Monument Washington Regional Aggressive Growth Fund series of the Registrant.

2. Part B revising the statement of additional information of the Monument Internet Fund, Monument Washington Regional Growth Fund and Monument Aggressive Growth Fund series of the Registrant; and

3.     Part C

                              CROSS-REFERENCE SHEET

                                   Prospectus

Part A
Item No.                            Caption_in Prospectus ___________________

Item 1. Front and Back Cover Pages        Front and Back Cover Pages

Item 2. Risk/Return Summary               Investment Process. Principal Risks
        Investments, Risks and            Investing in the Fund
        Performance

Item 3. Risk/Return Summary: Fee Table   Table of Fees and Expenses

Item 4. Investment Objectives, Principal Investment Process, Principal Risks of
        Investment Strategies, and       Investing in the Fund
        Related Risks

Item 5. Management's Discussion of       Not Applicable
        Fund Performance

Item 6. Management, Organization and     Management; General Information
        Capital Structure

Item 7.  Shareholder Information         Purchasing Shares, Selling Shares,
                                         Retirement Investing, Account Options,
                                         Account Instructions

Item 8.  Distribution Arrangements       Marketing and Distribution,
                                         Distributions and Taxation

Item 9.  Financial Highlights Information Financial Highlights

                       Statement of Additional Information

Part B                                    Caption in Statement
Item No                                   of Additional Information

Item 10. Cover Page and Table of Contents Cover Page and Table of Contents

Item 11. Fund History                     General Information

Item 12. Description of the Fund and      Investment Policies, Potential Risks,
        Its Investments and Risks         Investment Restrictions

Item 13. Management of the Fund           Directors and Officers

Item 14. Control Persons and Principal    Principal Holders of Securities
        Holders of Securities

Item 15. Investment Advisory and Other    Management of the Fund, Plan of
        Services                          Distribution, Service Agreements

Item 16. Brokerage Allocation and Other   Portfolio Transactions and Turnover
        Practices

Item 17. Capital Stock and Other          Further Description of the Company's
        Securities                        Shares

Item 18. Purchases, Redemptions and       Buying, Redeeming and Exchanging
                                          Shares

        Pricing of Shares

Item 19. Taxation of the Fund            Additional Information on Distributions
                                         and Taxes

Item 20. Underwriters                     The Company's Principal Underwriter

Item 21. Calculation of Performance Data  Investment Performance

Item 22. Financial Statements             Financial Statements

Part C.
Item No.                            Other Information

Item 23. Exhibits                         Exhibits

Item 24. Persons Controlled by or under   Persons Controlled by or Under
        Common Control with the Fund      Common Control with the Fund

Item 25. Indemnification                  Indemnification

Item 26. Business and Other Connections   Business and Other Connections of
         of the Investment Advisor        the Investment Advisor

Item 27. Principal Underwriters           Principal Underwriters

Item 28. Location of Accounts and Records Location of Accounts and Records

Item 29. Management Services              Management Services

Item 30. Undertakings                     Undertakings

                        [MONUMENT FUNDS GROUP, INC. LOGO]

                           MONUMENT SERIES FUND, INC.

                             MONUMENT INTERNET FUND
                    MONUMENT WASHINGTON REGIONAL GROWTH FUND
               MONUMENT WASHINGTON REGIONAL AGGRESSIVE GROWTH FUND


                         PROSPECTUS DATED XXXX xx, 1999

This Prospectus describes the Monument Internet Fund, Monument Washington Regional Growth Fund and the Monument Washington Regional Aggressive Growth Fund (each, a "Fund"; collectively, the "Funds"). Each Fund represents a separate series of shares of common stock of the Monument Series Fund, Inc. (the"Company"), a recently organized mutual fund.

MONUMENT   INTERNET  FUND   ("INTERNET   FUND")  seeks  to  maximize   long-term
appreciation of capital by investing primarily in a non-diversified portfolio of Internet company equity securities.

 A company is considered an Internet company if at least 50% of its assets, gross income, or net profits is committed to or derived from the research, design, development, manufacturing, or distribution of products, processes, or services used by Internet or Intranet-related businesses.

MONUMENT WASHINGTON REGIONAL GROWTH FUND ("GROWTH FUND") seeks to maximize long-term appreciation of capital by investing primarily in a non-diversified portfolio of equity securities of Washington regional area companies with market capitalizations of $2 billion or more at the time of purchase.

MONUMENT WASHINGTON REGIONAL AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND") seeks to maximize long-term appreciation of capital by investing primarily in a non-diversified portfolio of equity securities of Washington regional area companies with market capitalizations of less than $2 billion at the time of purchase.

Washington regional area companies are those companies that are organized, headquartered in, have a major place of business in, and/or derive 50% of their revenues or operating earnings in Washington, D.C., Maryland, or Virginia.



NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE COMPANY'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE IS NO GUARANTEE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                               TABLE OF CONTENTS


DESCRIPTION                           PAGE


[Update]   -----------                           ----
Investment objectives, strategy, past performance
Fees and Expenses..................................
Principal Investment Practices and Risks
Tax Considerations..........................................
Dividends and Distributions.................................
Buying, Redeeming, and Exchanging Shares....................
  Buying Fund Shares........................................
  Redeeming Fund Shares.....................................
  Exchanging Fund Shares....................................
  Proper Form...............................................
Services to Help You Manage Your Account....................
General Information.........................................




THE FUNDS

 The  following  discussion  describes  the  investment  objectives,   principal
strategies and risks of each Fund. Investment objectives are fundamental policies which can not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the Investment Company Act of 1940 ("1940 Act")). Investment policies and restrictions are not fundamental, and therefore, unless otherwise required by law, can be changed by the Company's Board of Directors ("Board of Directors" or "Directors") without shareholder approval. As with any mutual fund, there can be no guarantee that investment objectives will be met.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

MONUMENT INTERNET FUND. The Internet Fund's investment objective is to maximize long-term appreciation of capital. The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its total assets in equity securities of companies principally engaged in Internet or Internet-related businesses. A company is considered principally engaged in an Internet, Intranet or Internet-related business if at least 50% of its assets, gross income, or net profits are committed to, or derived from, the research, design, development, manufacturing, or distribution of products, processes or services for use with Internet or Intranet related businesses.

The Internet is a global matrix of computers and computer networks connected by a high-speed infrastructure which allows users to communicate quickly and easily with each other. An Intranet is the application of Internet tools and concepts to a company's internal network. Currently, the most popular application on the Internet is the World Wide Web ("WWW"), a graphic-user-interface which allows information sharing and data transfer. Other Internet applications include e-mail, Intranet, extant, and electronic commerce. Currently, development is occurring in such areas as infrastructure deployment, Internet access, content provision, data security, and electronic commerce.

When selecting investments for the Internet Fund, Monument Advisors (Advisors) will seek to identify Internet companies that are developing new or innovative products, services, or processes that will lead to a future growth in earnings. Such companies are likely to be relatively unseasoned companies. These companies generally will have no established history of paying dividends, and any dividend income is likely to be incidental.



MONUMENT WASHINGTON REGIONAL GROWTH FUND. The Growth Fund's investment objective is to maximize long-term appreciation of capital. The Fund seeks to achieve its objective by investing (under normal circumstances) at least 80% of its total assets in equity securities of Washington regional area companies with market capitalizations of $2 billion or more at the time of purchase. Equity securities include common stocks, preferred stocks, warrants, and convertible securities (exchangeable for common stocks).

When selecting investments for the Growth Fund, Advisors will seek to identify Washington regional area companies that it believes possess characteristics that will lead to long-term appreciation of capital. These characteristics may a history of consistent earnings growth, leading or dominant market position in a growing industry, products or services that are in high or growing demand, and experienced and successful management. Although investment stocks sometimes pay dividends, this is not a primary criterion for selection.

Although the Growth Fund's emphasis will be on well-established companies, it may also choose to invest no more than 5% of its total assets in smaller companies, so long as the issuer has had at least three years of continuous operation (including the operations of any predecessor companies). In most cases, the securities of these smaller companies are listed on national securities exchanges or traded on the over-the-counter securities market ("OTC market").

WASHINGTON REGIONAL AGGRESSIVE GROWTH FUND. The Aggressive Growth Fund's investment objective is to maximize long-term appreciation of capital. It seeks to achieve its objective by investing at least 80% of its total assets in equity securities of Washington regional area companies with market capitalizations of less than $2 billion at the time of purchase.

When selecting investments for the Aggressive Growth Fund, Advisors will seek to identify Washington regional area companies that are developing new or innovative products, services, or processes that will lead to a future growth in earnings. Such companies are likely to be relatively unseasoned companies involved in new and emerging industries. These companies generally will have no established history of paying dividends, and any dividend income is likely to be incidental.

Although the Aggressive Growth Fund's emphasis will be on companies with smaller market capitalizations than the companies in which Growth Fund will primarily invest, the Fund intends to seek out growth companies suitable for the Fund without regard to market capitalization. Accordingly, the Fund may invest in well-established companies as well as newer companies. The securities of these smaller companies may be listed on national securities exchanges or traded in the OTC market.



Due to its more aggressive investment program, the Aggressive Growth Fund is significantly more volatile than the Growth Fund.


TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes, each Fund may make investments that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If that occurs, the Fund may not achieve its investment objective.


SPECIAL RISK CONSIDERATIONS

When you own shares of a Fund, you not only have the ability to participate in potential increases in share value, you also bear the risk that the value of the Fund's shares may decline. This section discusses some of the special risks associated with an investment in the Funds.

INTERNET COMPANIES. The Internet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The Internet Fund may involve significantly greater risks and therefore may experience greater volatility. The Internet Fund may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that diversifies its investments across many industries or does not primarily invest in Internet related companies.

WASHINGTON REGIONAL AREA COMPANIES. Because the Growth Fund and the Aggressive Growth Fund intend to invest primarily in Washington regional area companies, changes in the economic, political, regulatory, and business environment in the Washington regional area are likely to have a greater impact on these Funds than on mutual funds with investments that are not geographically focused.

SMALL COMPANIES. The Aggressive Growth Fund, the Internet Fund, and, to a lesser extent, the Growth Fund, may invest in companies with small market capitalizations (i.e., less than $500 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies are also characterized by the following: (1) they may lack depth of management; (2) they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms; and (3) they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Thus, securities of small companies present greater risks than securities of larger, more established companies.

Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the following:
(1) the less certain growth prospects of smaller companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. You should therefore expect that the value of Aggressive Growth and Internet Fund shares to be more volatile than the shares of a mutual fund (such as the Growth
Fund) that invests primarily in larger company stocks.

TECHNOLOGY AND RESEARCH COMPANIES. Consistent with its investment objective, each of the Funds expects to invest a portion of its assets in securities of companies involved in biological technologies, computing technologies, or communication technologies (collectively, "technology sectors"), and companies related to these industries. Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. Advisors will seek to reduce such risks through extensive research, and emphasis on more globally-competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflect both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

SUITABILITY FOR INVESTORS. Before investing in a Fund, you should consider whether the Fund suits your financial objectives. You may wish to consider such factors as the amount of your purchases, the length of time you expect to hold Fund shares, and the risk that the value of any mutual fund may decline. You may also want to consider the risks of investing in a non-diversified mutual fund that is geographically focused (Growth Fund and Aggressive Growth Fund), or single industry focused (Internet Fund), with a recently organized investment adviser, and whether you desire dividend income. You should not rely on the Funds for short-term financial needs or for short-term investment in the stock market. The Funds are intended to be part of a well-balanced, comprehensive investment program.

DIVERSIFICATION. The Funds are non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much these Funds may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, each of these Funds will, among other things, limit its investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Funds, with respect to 50% of their total assets, will limit their investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, the Funds may still be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which these Funds may maintain investments.


<Graph>
(Graph goes here)
Annual Average Return (without adjusting for Sales Charge) of the Monument Washington Regional Growth Fund.

Monument Washington Regional Growth Fund
Quarter          Total Return
1st                10.90%
2nd                  3.19%
3rd               -14.28%
4th                29.14%
Year 1998          26.67%

S&P 500
Quarter          Total Return
1st                11.20%
2nd                  1.83%
3rd               -15.84%
4th                22.38%
Year 1998          28.45%

Note: (1)  Past Performance Is Not Indicative of Future Performance
      (2)On a quarterly basis, the Growth Fund had a mean return of 7.24% and standard deviation of 18.01%. Due to the short history of the Fund, these summary statistics do not have the same statistical significance as other funds with five or more years of history.

Annual Average Return (without adjusting for Sales Charge) of the Monument Washington Regional Aggressive Growth Fund.

Monument Washington Regional Aggressive Growth Fund
Quarter          Total Return
1st               23.05%
2nd               -4.45%
3rd               13.22%
4th               30.40%
Year 1998         33.05%

Russell 2000
Quarter         Total Return
1st                 9.39%
2nd                 4.68%
3rd               25.25%
4th               17.96%
Year 1998          -3.45%

Note: (1)  Past Performance Is Not Indicative of Future Performance
      (3)On a quarterly basis, the Growth Fund had a mean return of 8.95% and standard deviation of 21.06%. Due to the short history of the Fund, these summary statistics do not have the same statistical significance as other funds with five or more years of history.

</graph>

Annual  Average  Return  (adjusted  for Sales  Charge)  of  Monument  Washington
Regional Growth Fund
Year              Total Return
1998               20.65%

Annual  Average  Return  (adjusted  for Sales  Charge)  of  Monument  Washington
Regional Aggressive Growth Fund

Year              Total Return
1999               26.33%

Best and Worst Quarter Returns ( without adjusting for Sales Charge) of Monument
Washington Regional Growth Fund

                  Total Return
Best Quarter      4Q98   29.14%
Worst Quarter     3Q98  -14.28%

Best and Worst Quarter Returns ( without adjusting for Sales Charge) of Monument
Washington Regional Aggressive Growth Fund

                  Total Return
Best Quarter      4Q98   30.40%
Worst Quarter     3Q98  -13.22%

TABLE OF FEES AND EXPENSES

The following table is designed to help you understand the fees and expenses that you may pay, both directly and indirectly, by investing in the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
                                                  AGGRESSIVE
                                                  GROWTH FUND
                                            GROWTH FUND      FUND
FUND
  --------------------------------                -----------   ----------
--------
[S]                                         [C]           [C]       [C]
Maximum Sales Charge (Load)(1)        ...   5.75%(1)      5.75%(1)   5.75%(1)
Maximum Deferred Sales Charge                 None         None        None
Maximum Sales Charge Imposed on Reinvested Income
  Dividends and Distributions.................None         None        None
Redemption Fees...............................None         None        None
Exchange Fee..................................None         None        None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets)
Advisory Fee...................................1.00%        1.00%      1.00%
Distribution (12b-1) Fees(2).....................50%         .50&       .50%
Other Expenses(3)..............................0.40%(3)     0.40%(3)   0.40%(3)
                                               -----        -----      -----
Total Fund Operating Expenses.................1.90%(3)     1.90%(3)   1.90%(3)

------------------------
 (1) As a percentage of offering price. Reduced rates apply to purchase payments over $50,000. See "Buying Fund Shares-Public Offering Price" and "Buying Fund Shares-Rights of Accumulation."

(2)Each Fund has approved a Plan of Distribution Pursuant to Rule 12b-1 providing for the payment of a maximum distribution fee, equal to 0.50% of its average daily net assets, to Monument Distributors, Inc., the principal underwriter for each Fund. See "Rule 12b-1 Plan." Long-term investors may pay more than the economic equivalent of the maximum front end sales charges permitted by the National Association of Securities Dealers.

(3) Internet Fund expenses are based on estimated amounts for the current fiscal year.

(4) Operating  expenses for the Growth Fund and the Aggressive
     Growth Fund were assumed by the Advisor or otherwise waived during fiscal year 1998 which served to increase the return of those two Funds. Therefore, annual fund operating expenses for Growth and Aggressive Growth are based on management estimates for the current fiscal year and may actually be higher or lower than anticipated.

EXAMPLE. This example assumes that you invest $10,000 in a Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher  or lower,  based on these  assumptions  your  costs  would  be:
                                   1 YEAR    3 YEARS    5 Years    10 Year
Internet Fund........................$xx       $xx        $xx        $xx
Growth Fund..........................$xx       $xx        $xx        $xx
Aggressive Growth Fund...............$xx       $xx        $xx        $xx

The above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.



THE COMPANY. The Company is registered with the SEC as an open-ended management investment company. The Company currently offers shares of three Funds, each with distinct investment objectives and investment strategies.

THE ADVISOR. Monument Advisors, Ltd. ("Monument Advisors" or "Advisors") serves as each Fund's investment advisor and provides overall management of the Company's business affairs. See "Management in the SAI."

THE  DISTRIBUTOR.  Monument  Distributors,  Inc.,  ("Monument  Distributors"  or
"Distributors") an affiliate of Monument Advisors, serves as each Fund's principal underwriter. See "Buying, Redeeming, and Exchanging Shares."

Monument Advisors, located at 4847 Cordell Avenue, Suite 290, Bethesda, Maryland
20814, is a wholly-owned subsidiary of The Monument Group, Inc., which in turn is principally owned and controlled by David A. Kugler, President of Advisors, and President of the Company. David A. Kugler is an affiliate of the Company and Monument Advisors. Monument Advisors is a recently organized company that also manages the portfolio investments of qualified individuals, retirement plans, and trusts. As of February 1, 1999, Advisors managed or supervised in excess of $20 million in assets.

EXPERIENCE. Monument Advisors is a investment adviser managing the portfolio investments of qualified individuals, retirement plans, and trusts. Monument Advisors has advised mutual funds since January 1998.

PORTFOLIO MANAGER.  Alexander C. Cheung, C.F.A., serves as the portfolio manager for each of the Funds.  Mr.  Cheung has  managed  all three  Funds  since  their inception  in January  1998.  Mr.  Cheung has nine years  investment  management experience and has been with Advisors since August 1997. Previously,  Mr. Cheung served as Managing Director of Lion Rock Capital Management, Inc., and portfolio
manager  at  Anchor  Asset   Management,   Inc.   Before  joining  Anchor  Asset
Management,Inc.,  Mr. Cheung worked as an investment counselor at W.H. Newbold's
Sons & Co.

THE COMPANY. The Company is a Maryland corporation organized on April 7, 1997 as
a  open-end  management   investment  company.   Each  of  its  three  Funds  is
non-diversified.  The Company's  authorized capital consists of 2 billion shares of common  stock  with a par value of $0.001 per share.  The  Company  currently offers, on a continuous basis, three series of common stock,  namely, the Growth
Fund,  the  Aggressive  Growth  Fund  and the  Internet  Fund,  each of which is currently  authorized to issue up to 250 million  shares.  The Company may offer additional series in the future.


 SHAREHOLDER INFORMATION

PRINCIPAL UNDERWRITER.  Monument  Distributors,  located at 4847 Cordell Avenue,
Suite  290,  Bethesda,  Maryland  20814,  is a  wholly-owned  subsidiary  of The
Monument Group, Inc. and an affiliate of Monument Advisors, and serves as the principal underwriter of each Fund. David A. Kugler and Peter S. Smith are affiliates of the Company and Monument Distributors. Mr. Smith serves as Vice
President and Assistant Secretary of the Company.

BUYING FUND SHARES

SHARE TRANSACTIONS. You can purchase and redeem Fund shares, or exchange shares of one Fund for those of another, by contacting any broker authorized by the distributor to sell shares of the Company or by contacting Fund Services, Inc., the Company's transfer and dividend disbursing agent, at the address set out on the cover page of this Prospectus or by telephoning 1-888-420-9950. A sales charge may apply to your purchase.

MINIMUM  INVESTMENTS.  The  minimum  initial  investment  in a  Fund  is  $1000.
Subsequent investments must be at least $250. Under certain circumstances the Fund may waive the minimum initial investment for purchases by officers, Directors and employees of the Company and its affiliated entities and for certain related advisory accounts, retirement accounts, custodial accounts for minors and automatic investment accounts.

BY MAIL.  You may buy  shares of each Fund by  sending a  completed  application along with a check  drawn on a U.S.  bank in U.S.  funds,  to  "Monument  Series
Fund," c/o Fund Services, Inc., at the address set out on the cover page of this
Prospectus.   Fund  Services,  Inc.  is  the  Company's  transfer  and  dividend disbursing agent. See "Proper Form."

Third party checks are not accepted for the purchase of Fund shares.

BY WIRE. You may also wire payments for Fund shares to the wire bank account for the appropriate Fund. Before wiring funds, please call 1-888-420-9950 to advise the Fund of your investment and to receive further instructions. Please remember to return your completed and signed application to the address set out on the cover page of this Prospectus. See "Proper Form."


PUBLIC OFFERING PRICE. When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received. Each
Fund's public offering price per share is equal to the Fund's net asset value per share plus a sales charge, described below, paid to Distributors.

WHEN SHARES ARE  PRICED.  Each Fund is open for  business  each day the New York
Stock Exchange ("Exchange") is open. Each Fund determines its share price as of the close of regular trading on the Exchange, generally 4:00 p.m. EST. The
Exchange is closed for business on national holidays.

NET ASSET VALUE. Each Fund's share price is equal to the net asset value ("NAV") per share of the Fund. Each Fund calculates its NAV per share by valuing and totaling its assets, subtracting any liabilities, and dividing the remainder, called net assets, by the number of Fund shares outstanding. The value of each Fund's portfolio securities is generally based on market quotes if they are readily available. If they are not readily available, Advisors will determine their market value in accordance with procedures adopted by the Board. For information on how the Funds value their assets, see "Valuation of Fund Shares" in the SAI.


DISTRIBUTION ARRANGEMENTS

                               PERCENTAGE OF        AMOUNT PAID TO
 SALES CHARGE AS A ---------------------
AMOUNT OF PURCHASE AT THE  OFFERING   NET AMOUNT      PERCENTAGE
  PUBLIC OFFERING PRICE     PRICE      INVESTED    OF OFFERING PRICE
-------------------------  --------   ----------   -----------------
$50,000 or less              5.75%       6.10%           5.30%
Over $50,000 through
  $100,000                   3.50%       3.63%           3.00
Over $100,000 through
  $500,000                   2.50%       2.56%           2.25
Over $500,000 through
  $1,000,000                 2.50%       2.56%           2.25
Above $1,000,000             0.25%       0.25%           0.25


Rule 12b-1 Fees

     The Board of Directors has adopted a Plan of Distribution  pursuant to Rule
12b-1 under the 1940 Act ("Rule 12b-1 Plan"). Pursuant to the Plan, each Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Under the Plan, each Fund may pay a fee ("12b-1 fee") to Distributors up to a maximum of 0.50%, on an annualized basis, of its average daily net assets. Pursuant to the Plan, each Fund may finance any activity or expense that is intended primarily to result in the sale of its shares .The
Company may pay the 12b-1 fee for activities and expenses borne in the past in connection with its shares as to which no 12b-1 fee was paid because of the maximum limitation. Because these fees are paid out of the Company's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


RIGHT OF ACCUMULATION. You may reduce the sales charge by combining the amount invested in a Fund with certain previous purchases of shares of any Monument
Fund. Your shares in a Fund previously purchased will be taken into account on a combined basis at the current net asset value per share of a Fund in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Fund shares that are still held in the Fund and that were sold subject to the sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number.




     WAIVER OF SALES CHARGES.  No sales charge shall apply to:

(1)  reinvestment of income dividends and capital gain distributions;

(2)  exchanges of one Fund's shares for those of another Fund;

(3) redemptions by a Fund when an account falls below the minimum required account size;

(4) purchases of Fund shares made by current or former Directors, officers, or employees of the Company, Advisors, Monument Distributors, The Monument
     Funds Group, Inc., or The Monument Group, Inc., and by members of their immediate families;

(5) purchases of Fund shares by Distributors for its own investment account for investment purposes only;

(6) a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, small business investment companies, plans established by a state for the benefit of its employees, employee benefit plans within the meaning of Title I of the Employee Retirement Income Security Act of 1974, trust funds, organizations described in Section 501(c)(3) of the Internal Revenue Code ("Code"), investment advisers registered under the Investment Advisors Act of 1940, and dealers registered pursuant to Section 15 of the Securities Exchange
     Act of 1934, that comply with the minimum investment and other requirements as set forth in Rule 144A;

(7) a charitable organization, as defined in Section 501(c)(3) of the Code, as well as other charitable trusts and endowments, investing $50,000 or more;

(8) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code; and

(9) investment advisers registered under the Advisers Act and broker-dealers registered under the Exchange Act purchasing securities for their own accounts.

(10) [Add language about fund supermarkets.]

     Additional  information  regarding  the  waivers may be obtained by calling
1-888-420-9950.   All  account   information   is  subject  to  acceptance   and
verification by Monument Distributors.

     GENERAL. The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of any Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, Distributors until it has been confirmed in writing by Distributors and payment has been received.

                              REDEEMING FUND SHARES

     You can redeem shares of the Funds by submitting your order either through your authorized broker or by submitting it directly to the Fund, either by writing to Fund Services, Inc. at the address set out on the cover page of this Prospectus, or by telephoning 1-888-420-9950. See "Proper Form."

                             EXCHANGING FUND SHARES

     You can exchange shares of one fund for those of the other fund, under the Company's exchange privilege ("Exchange Privilege"), by submitting your order in proper form, as explained under "Redeeming Fund Shares."

     EXCHANGE PRICE. Your exchange request will be processed based on the NAV of the Fund shares to be exchanged and the Fund shares to be bought, as determined after receipt of your order in proper form.

     Exchanges  are  taxable  transactions.   See  "Additional   Information  on
Distributions and Taxes" in the SAI.

     MINIMUM ACCOUNT. The minimum amount permitted for each exchange between existing accounts in the Funds is $250. The minimum amount permitted for an exchange that establishes a new Fund account is $2500.

     EXCHANGE RESTRICTION. You may not exchange shares that have been exchanged within the previous 90 days.

     MODIFICATION OR TERMINATION. Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The
Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, either Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of either
Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

     SMALL ACCOUNT REDEMPTIONS. Due to the relatively high cost of maintaining accounts with smaller holdings, each Fund reserves the right to redeem your shares if, as a result of redemptions, the value of your account drops below each Fund's $500 minimum balance requirement ($250 in the case of IRAs, or other retirement plans and custodial accounts). Each Fund will give you 30 days' advance written notice and a chance to increase your Fund balance to the minimum requirement before the Fund redeems your shares.

     REDEMPTION PRICE. Your redemption request will be processed based on the NAV of the applicable Fund's shares as determined after receipt of your order in proper form.

     REDEMPTION PROCEEDS. Redemption proceeds will generally be paid by the next business day after processing, but in no event later than three business days after receipt by Fund Services, Inc. of your redemption order in proper form. If you are redeeming shares that you just purchased and paid for by personal check, the mailing of your redemption proceeds may be delayed for up to ten (10) calendar days to allow your check to clear (this holding period does not apply to cashier's, certified, or treasurer's checks). Additionally, the Company, on behalf of each Fund, may suspend the right of redemption or postpone the date of payment during any period that the Exchange is closed, trading in the markets that a Fund normally utilizes is restricted, or redemption is otherwise permitted to be suspended by the SEC.

     REDEMPTIONS IN KIND. The Company reserves the right to redeem its shares in kind. In other words, upon tendering shares of a Fund, you could receive assets other than cash in return. The Company will, however, pay cash in response to all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 from a Fund or one percent of the net asset value of a Fund at the beginning of such period. See "Buying, Redeeming, and Exchanging Shares" in the SAI for more information.

DIVIDENDS AND DISTRIBUTIONS

       DISTRIBUTIONS.  The Internet Fund,  Growth Fund,  and  Aggressive  Growth
Fund. currently intend to declare and pay dividends from net investment income, if any, on an annual basis. Each Fund currently intends to make distributions of realized capital gains, if any, on an annual basis. You may reinvest income dividends and capital gain distributions in additional Fund shares at current net asset value (i.e., without payment of a sales charge).

      Each of the Funds declares and pays income dividends from its net investment income, usually in December. Capital gains distributions, if any, are also made in December.

Income dividends and capital gain distributions are calculated and distributed the same way for each Fund. The amount of any income dividends will differ as a result of the individual investment strategies of each Fund. Income dividend payments are not guaranteed, are subject to the Board's discretion, and may vary from time to time. NONE OF THE FUNDS PAY "INTEREST" OR GUARANTEE ANY
FIXED RATE OF RETURN ON AN INVESTMENT IN THEIR SHARES.

     Each Fund will automatically reinvest any income dividends and capital gains distributions in additional shares of the Fund unless you select another option on your application. You may change your distribution option at any time by notifying us by mail or phone, as directed on the cover page of this Prospectus. Please allow at least seven days prior to the record date for us to process the new option.

TAX CONSIDERATIONS

     THE FUNDS. Each Fund intends to qualify for special tax treatment afforded to regulated investment companies under the Code. To establish and continue its qualification, each Fund intends to diversify its assets as the Code requires.
Each Fund also intends to distribute substantially all of its net investment income and capital gains to its shareholders to avoid federal income tax on the income and gains so distributed.

     SHAREHOLDERS. For federal income tax purposes, any income dividend that you receive from the Funds, as well as any net short term capital gain distribution, is generally taxable to you as ordinary income whether you have elected to receive it in cash or in additional shares.

     Distributions of net long-term capital gains are generally taxable to you as long-term capital gains, regardless of how long you have owned your Fund shares and regardless of whether you have elected to receive such distributions in cash or in additional shares.

     Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.
Generally, distributions are taxable to you for the year in which they are paid.
In addition, certain distributions that are declared and payable in October, November or December, but which, for operational purposes, are paid the following January, are taxable as though they were paid by December 31 of the year in which they are declared.

     Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss.

     TAX INFORMATION. The Funds will advise you promptly, after the close of each calendar year, of the tax status for federal income tax purposes of all income dividends and capital gain distributions paid for such year.

     The foregoing is only a general discussion of applicable federal income tax
provisions.   For  further   information,   see   "Additional   Information   on
Distributions  and  Taxes"  in the SAI.  YOU  SHOULD  CONSULT  WITH YOUR OWN TAX
ADVISER ABOUT YOUR PARTICULAR TAX SITUATION.

YEAR 2000. The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of Advisors, the Administrator, the Custodian and the Transfer Agent. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of securities trades, pricing and account servicing for the Funds. Advisors has made compliance with the Year 2000 Issue a high priority and is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. Advisors has also been informed that comparable steps are being taken by the Fund's other major service providers. Advisors does not currently anticipate that the Year
2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser.



SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

     AUTOMATIC   INVESTMENT  PLAN.  Our  automatic   investment  plan  offers  a
convenient  way to invest in the Funds.  Under the plan,  you can  automatically transfer  money  from your  checking  account to the  Fund(s)  each month to buy additional  shares.  If you are  interested  in this plan,  please  refer to the automatic  investment  plan  application.  The value of the Funds'  shares  will fluctuate and the systematic investment plan will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying us by mail or phone.

     TELEPHONE TRANSACTIONS. You may redeem shares of a Fund, or exchange shares of one Fund for that of another Fund, by telephone. Please refer to the sections of this Prospectus that discuss the transaction you would like to make, or call
1-888-420-9950. We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal or other identifying information, and may also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to send written instructions to us, as described elsewhere in this Prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

     STATEMENTS AND REPORTS. You will receive transaction confirmations and account statements on a regular basis. Confirmations and account statements will reflect transactions in your account, including additional purchases and reinvestments of income dividends and capital gain distributions. PLEASE VERIFY
THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM. You will also receive semi-annual financial reports for each Fund in which you have invested. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Please call 1-888-420-9950 if you would like an additional free copy of the Funds' financial reports.


                                   PROPER FORM

     Your order to buy shares is in proper form when your completed and signed shareholder application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

     WRITTEN INSTRUCTIONS. Registered owners must sign any written instructions. To avoid any delay in processing your transaction, such instructions should include:

     - your name,

     - the Fund's name,

     - a description of the request,

     - for exchanges, the name of the Fund you are exchanging into,

     - your account number,

     - the dollar amount or number of shares, and

     - your daytime or evening telephone number.

     SIGNATURE GUARANTEES. For our mutual protection, we require a signature guarantee in the following situations:

     - if you wish to redeem over $50,000 worth of shares,

     - if you want redemption proceeds to be paid to someone other than the registered owners,

     - if you want redemption proceeds to be sent to an address other than the address of record, a preauthorized bank account, or a preauthorized brokerage firm account,

     - if we receive instructions from an agent, not the registered owners, or

     - if we believe a signature guarantee would protect us against potential claims based on the instructions received.

     A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR
PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

     SHARE CERTIFICATES. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

     RETIREMENT PLAN ACCOUNTS. You may not change distribution options for retirement plan accounts by telephone. While you may sell or exchange sharesby phone, certain restrictions may be imposed on other retirement plans. To obtain any required forms or more information about distribution or transfer procedures, please call 1-888-420-9950.










FINANCIAL HIGHLIGHTS INFORMATION

MONUMENT WASHINGTON REGIONAL
AGGRESSIVE GROWTH FUND DRAFT A/O 12/8/98

Financial Highlights
For a Share Outstanding Throughout The Period






                                                                January 6* to
                                                                 October 31,
                                                                     1998

Per Share Operating
  Performance
Net asset value,
   beginning of year
                                                           $10.00

Income from investment
   operations-
   Net investment income
                                                           0.04
   Net realized and unrealized
    gain (loss) on investments
                                                           0.74

    Total from investment operations
                                                           0.78

Net asset value, end of year                           (s/b 10.84)
                                                           $10.78

Total Return
                                                           7.80%
Ratios/Supplemental Data
Net assets, end of period (000's)
                                                           $181
Ratio to average net assets-
  Expenses (A)
  Expenses-net (B)
  Net investment income (loss)
Portfolio turnover rate
Average commission rate paid per share


*  Commencement of operations


See Notes to Financial Statements



MONUMENT WASHINGTON
REGIONAL GROWTH FUND DRAFT A/O 12/8/98

Financial Highlights
For a Share Outstanding Throughout The
Period


                                              January 6* to
                                              October 31,
                                                  1998

Per Share Operating
Performance
Net asset value,
   beginning of year
                                           $10.00

Income from investment
   operations-
   Net investment income
(loss)                                     0.04
   Net realized and
unrealized
    gain (loss) on
investments                                0.28

    Total from investment
operations                                 0.32

Net asset value, end of
year                                       $10.32

Total Return
                                           3.20%
Ratios/Supplemental Data
Net assets, end of period
(000's)                                    $214
Ratio to average net
assets-
  Expenses
  Expenses-net
  Net investment income
(loss)
Portfolio turnover rate
Average commission rate paid per share

 *  Commencement of
operations

See Notes to Financial
Statements

     Apart from the Prospectus and the SAI, the Company's registration statement contains certain additional information that may be of interest to you. You may obtain that information from the SEC by paying the charges prescribed under its rules and regulations.



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL FUND SHARES IN ANY STATE OR
JURISDICTION IN WHICH THE OFFERING IS NOT AUTHORIZED.  NO SALES  REPRESENTATIVE,
DEALER,  OR OTHER  PERSON  IS  AUTHORIZED  TO GIVE ANY  INFORMATION  OR MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN THE SAI.

[Back Cover]

For more  information  about the Funds,  you may wish to refer to the  Company's
Statement of  Additional  Information  ("SAI"),  dated XXXXX xx,  1999,  and the
Company's annual or semi-annual report, which is on file with the Securities and Exchange Commission ("SEC") and incorporated herein by reference. You can obtain a free copy of the SAI by writing to "Monument Series Fund," c/o Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, VA 23229, or by calling
1-888-420-9950. General inquiries regarding the Funds may also be directed to the above address or telephone number. Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. The SEC maintains a website
(http://www.sec.gov) that contains reports, the Prospectus, SAI, material incorporated by reference, and other information regarding the Company.








                  PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

         (a) (1) Articles of Incorporation of the Registrant are herein incorporated by reference to the Registrant's
                           Initial Registration from the Statements on Form N-1A
                           (File Nos. 333-26223 and 811-8199) filed with the Securities and Exchange Commission (the "SEC") on
                           April 30, 1997.

                  (2)       Articles Supplementary of the Registrant are herein
                           incorporated by reference to  Pre-Effective Amendment
                           No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-26223 and 811-8199)
                           as filed with the SEC on October 21, 1997.

                  (3) Articles Supplementary of the Registrant creating the Monument Internet Fund are herein incorporated by reference to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement on Form N-1A File
                           Nos. 333-26223 and 811-8199) as filed with the SEC on November 3, 1998.


         (b) By-Laws of the Registrant are incorporated by reference herein to the Registrant's Registration Statement on Form N-1A
                  (File Nos. 333-26223 and 811-8199) filed with the SEC on April 30, 1997.

         (c)      Not Applicable.

         (d)      (1)      Investment  Advisory  Agreement  dated October 20,
                           1997  between  Monument Advisors,  Ltd.  and  the
                           Registrant is herein  incorporated by reference to
                           Pre-Effective   Amendment  No.  2  to   Registrant's
                           Registration   Statement  on  Form  N-1A  (File  Nos.
                           333-26223  and  811-8199)  as  filed  with the SEC on
                           December 22, 1997.

                  (2)      Amendment to Schedule A of the Investment Advisory
                           Agreement dated October 20, 1997 between Monument
                           Advisors, Ltd. and the Registrant is herein incorporated by reference to Post-Effective Amendment
                           No. 3 to Registrant's Registration Statement on Form
                           N-1A (File Nos. 333-26223 and 811-8199) as filed
                           with the SEC on November 3, 1998.

         (e)   (1)         Distribution Agreement dated November 27, 1997
                           between Monument Distributors, Inc. and the
                           Registrant is herein incorporated by reference to
                           Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos.
                           333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.

                  (2)       Amendment to the Distribution Agreement dated
                           November 27, 1997 between Monument Distributors, Inc.
                           and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the SEC on November 3, 1998.

         (f)      Not Applicable.

         (g)      (1)      Custody and Accounting  Agreement  dated November
                           2, 1997  between  Investors  Fiduciary  Trust and the
                           Registrant is deleted and no longer filed.

                  (2)      Custody Agreement dated October 15, 1998 between Star
                           Bank, N.A. and the Registrant is filed herewith as
                           Exhibit 23(g)(2).

         (h)      (1)      Transfer Agent  Agreement  dated October 31, 1997
                           between  State Street Bank and Trust  Company and the
                           Registrant is deleted and is no longer filed.

                  (2)      Administration   Agreement  dated  October  31,  1997
                           between  State Street Bank and Trust  Company and the
                           Registrant is deleted and no longer valid.

                  (3)      Administrative  Services  Agreement dated October 20,
                           1998 between Commonwealth  Shareholder Services, Inc.
                           and the  Registrant is herein incorporated by
                           reference to Post-Effective Amendment   No.  3  to
                           Registrant's   Registration Statement  on Form  N-1A
                           (file  Nos.  333-26223  and 811-8199) as filed with
                           the SEC on November 3, 1998.

                  (4)      Transfer Agency  Service  Agreement dated October 1,
                           1998 between Fund Services, Inc. and the  Registrant
                           is  herein   incorporated   by   reference   to
                           Post-Effective   Amendment  No.  3  to   Registrant's
                           Registration   Statement  on  Form  N-1A  (File  Nos.
                           333-26223  and  811-8199)  as  filed  with the SEC on
                           November 3, 1998.

                  (5)      Accounting Services Agreement between Commonwealth
                           Fund Accounting and the Registrant is herein incorporated by reference to Post Effective
                           Amendment No. 3 to Registrant's Registration
                           Statement on Form N-1A (File Nos. 333-26223 and 811-
                           8199 as filed with the SEC on November 3, 1998.

         (i) Opinion and Consent of Counsel as to the legality of the securities being registered is filed herewith as Exhibit 23
                  (i).

         (j) Consent of Independent Accountants is filed herewith as Exhibit EX-23 (j).

         (k)      Not Applicable.

         (l)      (1)      Subscription  Agreement,  dated  November  17, 1997,
                           by and between Monument  Series Fund,  Inc. and The
                           Monument Group, Inc. is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.
                  (2)      Subscription  Agreement,  dated  December  11, 1997,
                           by and between  Monument  Series Fund,  Inc. and The
                           Monument Group, Inc. is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.
                  (3)       Subscription  Agreement,  dated  December  12, 1997,
                           by and between  Monument  Series Fund,  Inc. and The
                           Monument Group, Inc. is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.
                  (4)      Subscription  Agreement,  dated  November  26, 1997,
                           by and between Monument Series Fund, Inc. and Dzvid
                           A.  Kugler is herein incorporated by reference to
                           Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos.
                           333-26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.
                  (5)      Subscription  Agreement,  dated  November  21, 1997,
                           by and between Monument Series Fund, Inc. and Herbert
                           Klein, III is herein incorporated by reference to
                           Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos.333-
                           26223 and 811-8199) as filed with the SEC on December
                           22, 1997.
                  (6)      Subscription  Agreement,  dated  December  5, 1997,
                           by  and between Monument Series Fund, Inc. and
                           Herbert Klein, III is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.
                  (7)      Subscription  Agreement,  dated  November  18, 1997,
                           by and between Monument Series Fund, Inc. and John H.
                           Vivadelli is herein incorporated by reference to Pre-
                           Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.
                  (8)      Subscription  Agreement,  dated  November  18, 1997,
                           by and between  Monument Series Fund, Inc. and John
                           B.  Siewers,  II is herein incorporated by reference
                           to Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos.
                           333-26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.
                  (9)      Subscription  Agreement,  dated  November  24, 1997
                           by and between  Monument  Series  Fund,  Inc. and
                           Francine and Brian Carb is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form
                           N-1A (File Nos. 333-26223 and 811-8199) as filed
                           with the SEC on December 22, 1997.
                  (10)     Subscription  Agreement,  dated  November  25, 1997,
                           by and between  Monument  Series Fund, Inc. and
                           Richard E. and Sarah H. Collier is herein
                           incorporated by reference to Pre-Effective Amendment
                           No. 2 to Registrant's Registration Statement on Form
                           N-1A (File Nos. 333-26223 and 811-8199) as filed
                           with the SEC on December 22, 1997.
                  (11)     Subscription  Agreement,  dated  November  26, 1997,
                           by and between  Monument  Series Fund,  Inc. and G.
                           Frederic  White, III is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form
                           N-1A (File Nos. 333-26223 and 811-8199) as filed
                           with the SEC on December 22, 1997.
                  (12)     Subscription  Agreement,  dated  December  2,  1997,
                           by  and between  Monument  Series Fund,  Inc. and
                           Victor H. Dates is herein incorporated by reference
                           to Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on December
                           22, 1997.
                  (13)     Subscription  Agreement,  dated  December  3, 1997,
                           by  and between  Monument  Series  Fund,  Inc. and
                           Heather and Thomas Young is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with
                           the SEC on December 22, 1997.
                  (14)     Subscription  Agreement,  dated  December  5, 1997,
                           by  and between Monument Series Fund, Inc. and Janine
                           and Jeff Coyle is herein incorporated by reference
                           to Pre-Effective  Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on December
                           22, 1997.
                  (15)     Subscription  Agreement,  dated  December  5, 1997,
                           by  and between  Monument  Series Fund,  Inc. and
                           Paul E. Raposo is herein incorporated by reference
                           to Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.
                  (16)     Subscription  Agreement,  dated  December  5, 1997,
                           by  and between Monument Series Fund, Inc. and Lynda
                           F. Williams is herein incorporated by reference to
                           Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.
                  (17)     Subscription  Agreement,  dated  December  5, 1997,
                           by and between Monument Series Fund, Inc. and Jason
                           Alexander is herein incorporated by reference to Pre-
                           Effective  Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.
                  (18)     Subscription  Agreement,  dated  December  10, 1997,
                           by and between  Monument  Series Fund, Inc. and
                           Alexander C. Cheung is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.
                  (19)     Subscription  Agreement,  dated  December  11, 1997,
                           by and between  Monument Series Fund,  Inc. and
                           George  DeBakey is herein incorporated by reference
                           to Pre-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos. 333-
                           26223 and 811-8199) as filed with the SEC on
                           December 22, 1997.

         (m)      (1)      Distribution  Plan  pursuant to Rule 12b-1 dated
                           October 27, 1997 is herein incorporated by
                           reference to Pre-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the
                           SEC on December 22, 1997.

                  (2)       Amended Distribution Plan pursuant to Rule 12b-1
                           dated September 9, 1998 is herein incorporated by reference to Post-Effective Amendment No. 3 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-26223 and 811-8199) as filed with the SEC on November 3, 1998.

         (n)      (1)      Financial data schedule for Monument Washington
                           Regional Growth Fund is filed herewith as Exhibit
                           EX-27.1.

                  (2)       Financial data schedule for Monument Washington
                           Regional Aggressive Growth Fund is filed herewith as Exhibit EX-27.2.

         (o)      Not Applicable.



ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

      Under Section 2-418 of Maryland General Corporation Law, a corporation may indemnify certain Directors,  officers,  employees, or agents.  Consistent
      with  Maryland  law,   Article   Seventh  of   Registrant's   Articles  of
      Incorporation  ("Articles")  permits it to  indemnify  its  Directors  and officer to the fullest extent permitted by law. In addition, Section 10 of
      Registrant's  By-Laws  permits it to insure and indemnify  its  Directors, officers, employees and agents to the fullest extent permitted by law. The above-cited  provisions of Registrant's  Articles and By-Laws,  which were filed  with  the  initial  filing  of  this  Registration  Statement,  are incorporated by reference into this Item.

      The Registrant has entered into agreements with various service providers, pursuant to which Directors, offices and employees of the Registrant have been indemnified, to the extent permitted by applicable law. These agreements have been filed as exhibits to this Registration Statement, and are hereby incorporated by reference into this Item to the extent necessary.

      Insofar as indemnification for liabilities arising under Securities Act of
      1933  (the  "1933  Act")  may be  permitted  to  Directors,  officers  and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise,  the Registrant has been advised that, in the opinion of the
      Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities (other than the  payment by the  Registrant  of  expenses  incurred  or paid by a
      Director,   officer  or  controlling  person  of  the  Registrant  in  the successful defense of any action,  suit or proceeding) is asserted by such
      Director,  officer of controlling person in connection with the securities being  registered,  the  Registrant  will,  unless in the  opinion  of its counsel the matter has been settled by a controlling precedent,  submit to
      a  court   of   appropriate   jurisdiction   the   question   of   whether
      indemnification  by it is against  public  policy as expressed in the 1933
      Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

      Monument  Advisors,  Ltd.,   ("Advisors"),   the  Registrant's  investment
      adviser, located 4847 Cordell Avenue, Suite 290, Bethesda, Maryland 20814,
      acts as manager or adviser to  qualified  individuals,  retirement  plans, charitable  foundations  and  trusts.  David A.  Kugler is an  officer  of
      Advisors.  Mr. Kugler was an account  executive  for Paine  Webber,  Inc., located  at  100  East  Pratt  Street,  Baltimore,  Maryland  21202,  from
      September 1994 through January 1997. Mr. Kugler now serves as President of
      The Monument Group, Inc., Monument Distributors, Inc., and the Registrant,
      in addition to Advisors.  The principal  business  address for each of the
      Monument entities listed above is identical to that of Advisors.


ITEM 27. PRINCIPAL UNDERWRITERS

         (a)      None

         (b)

Name and Principal      Position and Office     Positions and
Business Address        with Underwriter        Offices with Fund

David A. Kugler         President,              Chairman, President
4847 Cordell Avenue     Treasurer and           and Treasurer
Suite 290               Director
Bethesda, MD 20814





(c)      Not Applicable.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books or other documents of the Registrant required to be maintained by Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

         (a)      Shareholder   account   records   (including   share  ledgers,
                  duplicate  confirmations,  duplicate  account  statements  and applications  forms) of the  Registrant  are maintained by its transfer  agent,  Fund Services,  Inc., at 1500 Forest Avenue,
                  Suite 111, Richmond, VA. 23229.

         (b)      Investment  records including  research  information,  records
                  relating  to  the   placement   of   brokerage   transactions,
                  memorandums    regarding   investment    recommendations   for
                  supporting and/or  authorizing the purchase or sale of assets,
                  information   relating   to  the   placement   of   securities
                  transactions,   certain   records   and   compliance   records
                  concerning investment recommendations of the Monument Series
                  Fund, Inc. are maintained at the series'  investment advisor,
                  Monument  Advisors,  Ltd., at 4847 Cordell Avenue,  Suite 290,
                  Bethesda, Maryland 20814.

         (c) Accounts and records for portfolio securities and other investment assets, including cash, are maintained in the custody of the Registrant's custodian bank, Star Bank, N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio
                  45201-1118.

         (d)      Accounting  records,  including  general  ledgers,  supporting
                  ledgers, pricing computations, etc. are   maintained  by  the
                  Registrant's  accounting  services agent, Commonwealth Fund
                  Accounting, 1500 Forest Avenue, Suite 111, Richmond, Virginia
                  23229.

         (e) Administrative records, including copies of the charter, by-laws, agreements, and reports, certain shareholder communications, etc., are kept by the Registrant's
                  Administrator,  Commonwealth Shareholder Services, Inc. at
                  1500 Forest Avenue, Suite 223, Richmond, Virginia 23229.

         (f) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, Monument
                  Distributors, Inc. at 4847 Cordell Avenue, Suite 290,
                  Bethesda, Maryland 20814

ITEM 29. MANAGEMENT SERVICES

         There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30. UNDERTAKINGS.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland on the 1st day of March 1999.




                                    MONUMENT SERIES FUND, INC.
                                    Registrant




                              By /s/David A. Kugler
                                    David A. Kugler, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.

(Signature)                   (Title)                 (Date)

/s/David A. Kugler            Director, President     March ___, 1999
David A. Kugler               (Chief Executive
                              Officer), Treasurer
                              (Chief Financial Officer
                              and Principal Accounting
                              Officer)






Exhibit No.         EXHIBIT INDEX                     EDGAR EXHIBIT #

Exhibit 23(g)(2)    Custody Agreement                     Ex.99.85.2

Exhibit 23(i)       Opinion and Consent of Counsel        Ex.99.85.3

Exhibit 23(j)       Consent of Independent Accountants    Ex.99.85.4

Exhibit 23(n)(1)    Financial Data Schedule for the
                        Monument Washington Regional
                        Growth Fund                         Ex-27.1

Exhibit 23(n)(2)    Financial Data Schedule for the
                        Monument Washington Regional
                        Aggressive Growth Fund              EX-27.2









                                                         1


                                                 CUSTODY AGREEMENT

         This agreement (the "Agreement") is entered into as of the 15th day of October, 1998, by and between Monument Series Fund, Inc., (the "Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 8377 Cherry Lane Laurel, Maryland 20707 for the benefit of the Monument Washington Regional Growth Fund; Monument Washington Regional Aggressive Growth Fund and Monument Internet Fund series (the "Series"), and Star Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.
         WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Series as required by the Investment Company Act of 1940, as amended (the "Act").
         WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Series' Securities and moneys at any time owned by the Series during the term of this Agreement (the "Series Assets").
         WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.
         THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:

                                                    ARTICLE  I
                                                    Definitions

         The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:
         Authorized Person - the Chairman, President, Secretary, Treasurer, Controller, or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors of the Fund to give Oral Instructions and Written Instructions on behalf of the Fund, and listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

     Book-Entry System - the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.

      Depository - The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent.

         Dividend  and  Transfer   Agent  -  the  dividend  and  transfer  agent
appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund.

         Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a corporation or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.

         Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.

    Officers - the Chairman, President, Secretary, Treasurer,

Controller, and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

         Oral Instructions - verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian not later than the business day immediately following receipt of such Oral Instructions.

         Prospectus - the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.

         Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.

         Written Instructions - communication received in writing by the Custodian from an Authorized Person.

                                      ARTICLE II
                       Documents and Notices to be Furnished by the Fund

         A The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Fund:
         1. A copy of the Articles of Incorporation of the Fund certified by the Secretary.
         2. A copy of the By-Laws of the Fund certified by the Secretary.
         3.       A copy of the resolution of the Board of Directors of the

Fund appointing the Custodian, certified by the Secretary.
         4.       A copy of the then current Prospectus of the Series.
         5. A Certificate of the President and Secretary of the Fund setting forth the names and signatures of the Officers of the Fund.
         B. The Fund agrees to notify the Custodian in writing of the appointment of any Dividend and Transfer Agent.

                                                    ARTICLE III
                                              Receipt of Fund Assets

         A. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Series Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.
         B. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Series Assets. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.
         C. As and when received, the Custodian shall deposit to the account(s) of the Series any and all payments for shares of the Series issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.

                                                    ARTICLE IV
                                           Disbursement of Fund Assets

         A. The Fund shall furnish to the Custodian a copy of the resolution of the Board of Directors of the Fund, certified by the Fund's Secretary, either
(i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Series, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Series shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.
                  On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Series so that they are available for such payment.
         B. Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Series so that they are available for such payment.
         C. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Series Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.
         D. Upon receipt of a Certificate directing payment, the Custodian shall disburse moneys from the Series Assets in payment of the Custodian's fees and expenses as provided in Article VIII hereof.
         E. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts to any imprest account maintained for the Series as and when directed from the Series Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

                                                     ARTICLE V
                                              Custody of Fund Assets

         A. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund for the assets of the Series, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Series, other than cash maintained by the Fund in a bank account established and used by the Series in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Series may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.
         B.        The Custodian shall hold all Securities delivered to it
in safekeeping in a separate account or accounts maintained at Star
Bank, N.A. for the benefit of the Series.
         C. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Series shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Series.
         D. With respect to all Securities held for the Series, the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):
         1.       Collect all income due and payable with
                  respect to such Securities;
         2. Present for payment and collect amounts payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;
         3.       Surrender Securities in temporary form for definitive
                  Securities; and
         4. Execute, as agent, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.
         E.       Upon receipt of a Certificate and not otherwise, the
Custodian shall:
                  1. Execute and deliver to such persons as may be designated in such Certificate proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as beneficial owner of any Securities may be exercised;
                  2. Deliver any Securities in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any corporation, or the exercise of any conversion privilege;
                  3. Deliver any Securities to any protective committee, reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any corporation, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence
                           such delivery;
                  4. Make such transfers or exchanges of the assets of the Fund and take such other steps as shall be stated in said Certificate to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and
                  5. Deliver any Securities held for the Series to the depository agent for tender or other similar offers.
         F. The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written Instruction.
         G. The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.

                                                    ARTICLE VI
                                          Purchase and Sale of Securities

         A. Promptly after each purchase of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such purchase the;
                  1.       name of the issuer and the title of the Securities,
                  2. principal amount purchased and accrued interest, if any,
                  3.       date of purchase and settlement,
                  4.       purchase price per unit,

                  5.       total amount payable, and
                  6. name of the person from whom, or the broker through which, the purchase was made.
The Custodian shall, against receipt of Securities purchased by or for the Series, pay out of the Series Assets, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         B. Promptly after each sale of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such sale the;
                  1.       name of the issuer and the title of the Securities,
                  2.       principal amount sold and accrued interest, if any,
                  3.       date of sale and settlement,
                  4.       sale price per unit,
                  5.       total amount receivable, and
                  6. name of the person to whom, or the broker through which, the sale was made.
The Custodian shall deliver the Securities against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         C. On contractual settlement date, the account of the Series will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made. Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Series, irrespective of delivery.
         D. Purchases and sales of Securities effected by the Custodian will be made on a delivery versus payment basis. The
Custodian may, in its sole discretion, upon receipt of a

Certificate, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.
         E. The Custodian shall, upon receipt of a Written Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Series. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to-wit:
                  1. in accordance with the provision of any agreement among the Fund, the Custodian, and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD) (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund for the Series;
                  2. for purposes of segregating cash or government securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund for the Series;
                  3. for the purpose of compliance by the Series with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act
                           Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies; and
                  4. for other corporate purposes, only in the case of this clause 4 upon receipt of a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.
         F. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Series unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund for the respective Series payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.

                                                    ARTICLE VII
                                                 Fund Indebtedness

         In connection with any borrowings by the Fund for the Series, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Series on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Certificate the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Certificate. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Certificate, to secure further any transaction described in this Article VII. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.
         The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

                                                   ARTICLE VIII
                                             Concerning the Custodian

         A. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own gross negligence or willful misconduct. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or inaction of the Fund or its Directors, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.
         B. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:
                  1. The validity of the issue of any Securities purchased by or for the account of the Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;
                  2. The legality of the sale of any Securities by or for the account of the Series, or the propriety of the amount for which the same are sold;
                  3. The legality of the issue or sale of any shares of the Series, or the sufficiency of the amount to be received therefor;
                  4. The legality of the redemption of any shares of the Series, or the propriety of the amount to be paid therefor;
                  5. The legality of the declaration or payment of any dividend by the Fund in respect of shares of the Series;
                  6. The legality of any borrowing by the Series on behalf of the Fund, using Securities as collateral;
         C. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Series from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and

Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.
         D. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.
         E. The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Directors of the Fund as required by the Act. The Custodian acknowledges that although certain Series Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Series Assets.
         In addition, the Fund acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Series. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist directors of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act.
         F. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Fund are such as properly may be held by the Series under the provisions of the Articles of Incorporation and the Fund's By-Laws.
         G. The Custodian shall treat all records and other information relating to the Fund and the Series Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or (ii) such disclosure is required by law.
         H. The Custodian shall be entitled to receive and the Fund agrees to pay to the Custodian from the assets of the Series such compensation as shall be determined pursuant to Appendix D attached hereto, or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for the account of the Series, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees relating to such Series. The expenses which the Custodian may charge against the account of the Series include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.
         I. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, not later than the following business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no greater liability to the Fund for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions than would arise as to a similar transaction pursuant to a Written Instruction.
         J. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder and those records are the property of the Fund, and
(ii) preserve for the periods prescribed by applicable Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.
         K. The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.
         L. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Series and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Series as an investment.
         M. The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N-1A, Form N-SAR, or other annual reports to the Securities and Exchange Commission.
         N. The Fund hereby pledges to and grants the Custodian a security interest in any Series Assets to secure the payment of any liabilities of the Series to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.

                                                    ARTICLE  X
                                                    Termination

         A. Either of the parties hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.
         B. If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.

                                                    ARTICLE XI
                                                   MISCELLANEOUS
         A. Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.
         B. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, Officer, Director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or through the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, Officers, Directors of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.

         C. The obligations set forth in this Agreement as having been made by the Fund have been made by the Board of Directors, acting as such Directors for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Maryland, the Articles of Incorporation and the By-Laws of the Fund. This Agreement has been executed by Officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the Directors, Officers, agents or holders of shares, personally, but bind only the Fund.
         D. Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.
         E. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Star Bank Center, 425 Walnut Street, M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.
         F. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at 8733 Cherry Lane Laurel, Maryland 20707 or at such other place as the Fund may from time to time designate in writing.
         G. This Agreement, with the exception of the Appendices,may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Directors of the Fund.
         H. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.
         I. This Agreement shall be construed in accordance with the laws of the State of Ohio.
         J. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.


                                            Monument Series Fund, Inc.



ATTEST:                                    By: _________________________

------------------------




                                           Star Bank, N.A.



ATTEST:                                     By: _________________________
                                                Marsha A. Croxton
_____________                                   Vice President

                                                    APPENDIX A


         Authorized Persons                 Specimen Signatures


Chairman:


President:


Secretary:


Treasurer:


Controller:


Adviser Employees:





Transfer Agent/Fund Accountant

Employees:

                                                    APPENDIX  B




The following agents are employed currently by Star Bank, N.A. for securities processing and control . . .


                The Depository Trust Company (New York)
                7 Hanover Square
                New York, NY  10004

                The Federal Reserve Bank
                Cincinnati and Cleveland Branches

                Bankers Trust Company
                16 Wall Street
                New York, NY  10005
                (For Foreign Securities and certain non-DTC eligible Securities)

                                                    APPENDIX  C

                                            Standards of Service Guide

                                                    APPENDIX  D

                                             Schedule of Compensation

CONSENT OF INDEPENDENT AUDITORS


Monument Series Fund, Inc.:

We consent to the incorporation by reference in this Post-Effective Amendment No. 4 to Registration Statement No. 333-26223 of our auditors' report included in the Annual Report to Shareholders for the period ended November 31, 1998 and to the reference to us under the caption "Financial Highlights" appearing in the Prospectus, which is a part of such Registration Statement.




DELOITTE & TOUCHE LLP
Princeton, New Jersey
March 1, 1999



                                Exhibit 23(i)

                                March 1, 1999

                        Opinion and Consent of Counsel


Monument Series Fund, Inc.
8377 Cherry Lane
Laurel, Maryland 20707

Ladies and Gentlemen:

      This opinion is given in connection with the filing with the Securities and Exchange Commission ("SEC") by Monument Series Fund, Inc., a Maryland corporation (the "Company"), of Post-Effective Amendment No. 4 to the
Registration Statement on Form N-1A ("Registration Statement") under the Securities Act of 1933 ("1933 Act") and Amendment No. 6 under the Investment Company Act of 1940 ("1940 Act") (File Nos. 333-26223 and 811-8199) relating to an indefinite amount of authorized shares of beneficial interest, at a par value of $.001 per share, of three separate series of the Trust, Monument Washington Regional Growth Fund, Monument Washington Regional Aggressive Growth Fund and Monument Internet Fund (together, the "Funds"). The authorized shares of beneficial interest of the Portfolios are hereinafter referred to as the "Shares."

      We have examined the following documents: Articles of Incorporation; Articles of Amendment; By-Laws; Registration Statement on Form N-1A filed on April 30, 1997; Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed October 21, 1997; Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed December 27, 1997; Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 12, 1998; Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on September 29, 1998; and Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on or about November 2, 1998; pertinent provisions of the laws of the State of Maryland; and such other corporate records, certificates, documents and statutes that we have deemed relevant in order to render the opinion expressed herein.

      Based on such examination, we are of the opinion that:

      1. The Company is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and

      2. The Shares to be offered for sale by the Company, when issued in the manner contemplated by the Registration Statement, as amended, will be legally issued, fully-paid and non-assessable.

      This letter expresses our opinion as to the Maryland General Corporation Law, governing matters such as the due organization of the Company and the authorization and issuance of the Shares, but does not extend to the securities or "Blue Sky" laws of Maryland or to federal securities or other laws.

      We consent to the use of this opinion as an exhibit to the Registration Statement, as amended.

                                          Very truly yours,

                                          /s/ DECHERT PRICE & RHOADS

                                          DECHERT PRICE & RHOADS


CONSENT OF INDEPENDENT AUDITORS



Monument Series Fund, Inc.

We consent to the incorporaiton by reference in this Post-Effective Amendment No. 4 to Registration Statement No. 333-26223 of our Auditors' report included in the Annual Report to Shareholders for the period ended October 31, 1998 and to the reference to us under the caption "Financial Highlights" appearing in the Prospectus, which is a part of such Registration Statement.




DELOITTE & TOUCHE LLP
Princeton, New Jersey
March 1, 1999



                        DECHERT PRICE & RHOADS

                         1775 Eye Street, N.W.

                      Washington, D.C. 20006-2401

Filing Desk
Securities &E xchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          RE:  Monument Series Fund, Inc. (the "Fund")
               File Nos. 333-26223 and 811-8199

Dear Commissioners:

     Electronically transmitted for filing, under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") pursuant to Rule 485(a) under the 1933 Act, is Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the 1940 Act to the Fund's Registration Statement. The primary purpose of this filing is to revise the format of the prospectus, consistent with amended Form N-1A and to update the financial information to reflect ther audit performed on the Monument Washington Regional Growth Fund and Monument Washington Regional Aggressive Growth Fund series of the FUnd.

     We are requesting selective review of this filing, since the filing is essentially the same as Post-Effectivwe Amendment No. 3 filed on November 3, 1998, except for format and as noted below. Specifically, the front-end sales charge is being raised from 4.75% to 5.75%. In addition, the minimum permitted investment is being lowered from $2,500 to $1,000.

     Please direct any questions concernign this filing to me at (202) 261-3338.

                              Sincerely,



                         /s/ Beth-ann Roth

cc:  David A. Kugler
     Mary Cole

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